UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment |_|; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPIRIT OF AMERICA MANAGEMENT CORP /NY
Address:  477 JERICHO TURNPIKE
          SYOSSET, NEW YORK 11791

Form 13F File Number: 28-13233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Joseph C. Pickard, Esq.
Title:    SVP - General Counsel
Phone:    (516) 921-4200 x 5571

Signature, Place, and Date of Signing:

   /s/ Joseph C. Pickard              Syosset, NY           June 23, 2009
   ----------------------        -------------------       ----------------
   Signature                          City, State                Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              144

Form 13F Information Table Value Total:              $223,302
                                                     --------
                                                     (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
         COLUMN 1                 COLUMN2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
      NAME OF ISSUER               TITLE     CUSIP      VALUE      SHRS OR   SH/    PUT/   INVESTMENT  OTHER   SOLE   SHARED   NONE
                                  OF CLASS             (x$1000)    PRN AMT   PRN    CALL   DISCRETION MANAGERS (A)      (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
AMLI Residential Properties Tr       STOCK  001735109    3,479     127,000    SH              SOLE      NONE                   NONE
Apartment Investment & Managem       STOCK  03748R101    7,968     214,200    SH              SOLE      NONE                   NONE
Arden Realty Inc                     STOCK  039793104    3,625     107,100    SH              SOLE      NONE                   NONE
Associated Estates Realty Corp       STOCK  045604105    4,212     422,500    SH              SOLE      NONE                   NONE
BNP Residential Properties Inc       STOCK  05564T103    2,094     130,900    SH              SOLE      NONE                   NONE
Bedford Property Investors           STOCK  076446301      284      13,000    SH              SOLE      NONE                   NONE
Brandywine Realty Trust              STOCK  105368203      454      16,000    SH              SOLE      NONE                   NONE
BPP Liquidating Trust                STOCK  12232C108        1      11,000    SH              SOLE      NONE                   NONE
Colonial Properties Trust            STOCK  195872106    1,917      49,900    SH              SOLE      NONE                   NONE
Commercial Net Lease Realty          STOCK  202218103    5,205     282,116    SH              SOLE      NONE                   NONE
                                 PREFERRED
Commercial Net Lease Realty          STOCK  202218111      170       6,352    SH              SOLE      NONE                   NONE
Cornerstone Realty Income Trus       STOCK  21922V102    3,030     305,400    SH              SOLE      NONE                   NONE
Crescent Real Estate EQT Co          STOCK  225756105    5,498     336,500    SH              SOLE      NONE                   NONE
CRT Properties Inc                   STOCK  22876P109      871      40,000    SH              SOLE      NONE                   NONE
Developers Diversified Realty        STOCK  251591103    6,126     154,104    SH              SOLE      NONE                   NONE
Duke Realty Corp                     STOCK  264411505      119       4,000    SH              SOLE      NONE                   NONE
Equity Office Properties Trust       STOCK  294741103      512      17,000    SH              SOLE      NONE                   NONE
Equity One Inc                       STOCK  294752100    2,872     139,500    SH              SOLE      NONE                   NONE
Federal Realty Investment Trus       STOCK  313747206    3,752      77,600    SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103    9,293     245,651    SH              SOLE      NONE                   NONE
Five Star Quality Care Inc           STOCK  33832D106       11       1,353    SH              SOLE      NONE                   NONE
Frontline Capital Group              STOCK  35921N101        0         640    SH              SOLE      NONE                   NONE
Lion Gables Residential Trust        STOCK  362418105    5,991     179,900    SH              SOLE      NONE                   NONE
Glenborough Realty Trust Inc         STOCK  37803P105    3,589     187,700    SH              SOLE      NONE                   NONE
Glimcher Realty Trust                STOCK  379302102    8,225     347,050    SH              SOLE      NONE                   NONE
HRPT Properties Trust                STOCK  40426W101    8,743     734,100    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421915109    4,600     196,000    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421946104    3,917     107,500    SH              SOLE      NONE                   NONE
Health Care REIT Inc                 STOCK  42217K106    5,123     160,100    SH              SOLE      NONE                   NONE
Heritage Property Investment T       STOCK  42725M107    1,908      64,300    SH              SOLE      NONE                   NONE
Highwoods Properties Inc             STOCK  431284108    5,753     214,500    SH              SOLE      NONE                   NONE
Hospitality Properties Trust         STOCK  44106M102    1,304      32,300    SH              SOLE      NONE                   NONE
Host Hotels & Resorts Inc            STOCK  44107P104      960      58,000    SH              SOLE      NONE                   NONE
Kimco Realty Corp                    STOCK  49446R109      647      12,000    SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101    6,391     291,300    SH              SOLE      NONE                   NONE
Macerich Co/The                      STOCK  554382101    4,380      82,200    SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp                STOCK  554489104    2,672      63,100    SH              SOLE      NONE                   NONE
Malan Realty Investors Inc           STOCK  561063108       21       5,000    SH              SOLE      NONE                   NONE
Mid-America Apartment Communit       STOCK  59522J103    7,245     198,500    SH              SOLE      NONE                   NONE
Mills Corp/The                       STOCK  601148109    3,687      69,700    SH              SOLE      NONE                   NONE
National Health Realty Inc           STOCK  635905102      997      53,600    SH              SOLE      NONE                   NONE
National Health Investors Inc        STOCK  63633D104    1,980      76,200    SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104    6,692     331,100    SH              SOLE      NONE                   NONE
Centro NP LLC                        STOCK  648053106    6,577     261,910    SH              SOLE      NONE                   NONE
Omega Healthcare Investors Inc       STOCK  681936100       99       9,000    SH              SOLE      NONE                   NONE
PMC Commercial Trust                 STOCK  693434102       36       2,400    SH              SOLE      NONE                   NONE
Pennsylvania Real Estate Inves       STOCK  709102107    9,826     243,694    SH              SOLE      NONE                   NONE
Post Properties Inc                  STOCK  737464107    4,293     138,300    SH              SOLE      NONE                   NONE
Prime Group Realty Trust             STOCK  74158J103      725     101,200    SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr       STOCK  751452202    4,835     178,100    SH              SOLE      NONE                   NONE
Realty Income Corp                   STOCK  756109104      641      28,000    SH              SOLE      NONE                   NONE
Reckson Associates Realty Corp       STOCK  75621K106    1,467      47,800    SH              SOLE      NONE                   NONE
Senior Housing Properties Trus       STOCK  81721M109       45       2,700    SH              SOLE      NONE                   NONE
Shurgard Storage Centers LLC         STOCK  82567D104      164       4,000    SH              SOLE      NONE                   NONE
Simon Property Group Inc             STOCK  828806109      363       6,000    SH              SOLE      NONE                   NONE
Sovran Self Storage Inc              STOCK  84610H108    2,964      74,800    SH              SOLE      NONE                   NONE
Taubman Centers Inc                  STOCK  876664103       55       2,000    SH              SOLE      NONE                   NONE
Trustreet Properties Inc             STOCK  898404108    2,993     194,500    SH              SOLE      NONE                   NONE
U-Store-It Trust                     STOCK  910197102    1,398      67,000    SH              SOLE      NONE                   NONE
VelocityHSI Inc                      STOCK  92257K102        0       1,260    SH              SOLE      NONE                   NONE

3M Co                                STOCK  88579Y101      925      10,800    SH              SOLE      NONE                   NONE
Abbott Laboratories                  STOCK  002824100      932      20,000    SH              SOLE      NONE                   NONE
Rio Tinto Alcan Inc                  STOCK  013716105      118       3,100    SH              SOLE      NONE                   NONE
Alcoa Inc                            STOCK  013817101       79       2,600    SH              SOLE      NONE                   NONE
Altria Group Inc                     STOCK  02209S103    1,635      25,000    SH              SOLE      NONE                   NONE
American Electric Power Co Inc       STOCK  025537101      385      11,300    SH              SOLE      NONE                   NONE
American Express Co                  STOCK  025816109    1,325      25,800    SH              SOLE      NONE                   NONE
Apartment Investment & Managem       STOCK  03748R101      365       9,800    SH              SOLE      NONE                   NONE
Archer-Daniels-Midland Co            STOCK  039483102      160       6,500    SH              SOLE      NONE                   NONE
Avon Products Inc                    STOCK  054303102      421       9,800    SH              SOLE      NONE                   NONE
Bank of America Corp                 STOCK  060505104    1,006      22,818    SH              SOLE      NONE                   NONE
Bristol-Myers Squibb Co              STOCK  110122108    1,082      42,500    SH              SOLE      NONE                   NONE
Cadbury PLC                          STOCK  127209302      252       6,200    SH              SOLE      NONE                   NONE
Capital One Financial Corp           STOCK  14040H105      897      12,000    SH              SOLE      NONE                   NONE
CIGNA Corp                           STOCK  125509109    1,518      17,000    SH              SOLE      NONE                   NONE
Citigroup Inc                        STOCK  172967101    1,582      35,200    SH              SOLE      NONE                   NONE
Coca-Cola Co/The                     STOCK  191216100      413       9,900    SH              SOLE      NONE                   NONE
Colgate-Palmolive Co                 STOCK  194162103      396       7,600    SH              SOLE      NONE                   NONE
Commercial Net Lease Realty          STOCK  202218103      229      12,400    SH              SOLE      NONE                   NONE
Consolidated Edison Inc              STOCK  209115104      578      13,700    SH              SOLE      NONE                   NONE
Del Monte Foods Co                   STOCK  24522P103       13       1,161    SH              SOLE      NONE                   NONE
Duke Energy Corp                     STOCK  264399106      274       9,800    SH              SOLE      NONE                   NONE
Federal Realty Investment Trus       STOCK  313747206      242       5,000    SH              SOLE      NONE                   NONE
FedEx Corp                           STOCK  31428X106      160       1,700    SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103      261       6,900    SH              SOLE      NONE                   NONE
Four Seasons                         STOCK  35100e104      212       3,000    SH              SOLE      NONE                   NONE
Freescale Semiconductor Inc          STOCK  35687M206       84       4,858    SH              SOLE      NONE                   NONE
General Electric Co                  STOCK  369604103      577      16,000    SH              SOLE      NONE                   NONE
General Mills Inc                    STOCK  370334104      300       6,100    SH              SOLE      NONE                   NONE
General Motors Corp                  STOCK  370442105      294      10,000    SH              SOLE      NONE                   NONE
Gillette Co/The                      STOCK  375766102      308       6,100    SH              SOLE      NONE                   NONE
Glimcher Realty Trust                STOCK  379302102      175       7,400    SH              SOLE      NONE                   NONE
HJ Heinz Co                          STOCK  423074103      339       9,200    SH              SOLE      NONE                   NONE
Hewlett-Packard Co                   STOCK  428236103    1,588      72,400    SH              SOLE      NONE                   NONE
Hospira Inc                          STOCK  441060100       65       2,000    SH              SOLE      NONE                   NONE
IBM                                  STOCK  459200101      822       9,000    SH              SOLE      NONE                   NONE
JC Penney Co Inc                     STOCK  708160106      415       8,000    SH              SOLE      NONE                   NONE
JPMorgan Chase & Co                  STOCK  46625H100      916      26,464    SH              SOLE      NONE                   NONE
Kellogg Co                           STOCK  487836108      251       5,800    SH              SOLE      NONE                   NONE
Keycorp                              STOCK  493267108      247       7,600    SH              SOLE      NONE                   NONE
Kimberly-Clark Corp                  STOCK  494368103       53         800    SH              SOLE      NONE                   NONE
Kraft Foods Inc                      STOCK  50075N104       43       1,300    SH              SOLE      NONE                   NONE
Kroger Co/The                        STOCK  501044101      141       8,800    SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101      248      11,300    SH              SOLE      NONE                   NONE
Eli Lilly & Co                       STOCK  532457108      438       8,400    SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp                STOCK  554489104      250       5,900    SH              SOLE      NONE                   NONE
Maytag Corp                          STOCK  578592107      309      22,100    SH              SOLE      NONE                   NONE
MBNA Corp                            STOCK  55262L100    1,088      44,300    SH              SOLE      NONE                   NONE
Medco Health Solutions Inc           STOCK  58405U102    1,050      21,192    SH              SOLE      NONE                   NONE
Merck & Co Inc/NJ                    STOCK  589331107      855      26,400    SH              SOLE      NONE                   NONE
Microsoft Corp                       STOCK  594918104      967      40,000    SH              SOLE      NONE                   NONE
Motorola Inc                         STOCK  620076109      659      44,000    SH              SOLE      NONE                   NONE
National Health Investors Inc        STOCK  63633D104      122       4,700    SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104       89       4,400    SH              SOLE      NONE                   NONE
Neenah Paper Inc                     STOCK  640079109        1          24    SH              SOLE      NONE                   NONE
Centro NP LLC                        STOCK  648053106      249       9,900    SH              SOLE      NONE                   NONE
Nokia OYJ                            STOCK  654902204    1,234      80,000    SH              SOLE      NONE                   NONE
Novelis Inc/GA                       STOCK  67000X106       14         620    SH              SOLE      NONE                   NONE
PepsiCo Inc/NC                       STOCK  713448108      191       3,600    SH              SOLE      NONE                   NONE
Pfizer Inc                           STOCK  717081103      888      33,800    SH              SOLE      NONE                   NONE
Piper Jaffray Cos                    STOCK  724078100        8         208    SH              SOLE      NONE                   NONE
Procter & Gamble Co/The              STOCK  742718109      117       2,200    SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr       STOCK  751452202       68       2,500    SH              SOLE      NONE                   NONE
Realty Income Corp                   STOCK  756109104       64       2,800    SH              SOLE      NONE                   NONE
Sara Lee Corp                        STOCK  803111103      317      14,300    SH              SOLE      NONE                   NONE
Schering-Plough Corp                 STOCK  806605101      290      16,000    SH              SOLE      NONE                   NONE
Travelers Cos Inc/The                STOCK  792860108       10         285    SH              SOLE      NONE                   NONE
Starwood Hotels & Resorts            STOCK  85590a203      210       3,500    SH              SOLE      NONE                   NONE
Target Corp                          STOCK  87612E106      855      17,100    SH              SOLE      NONE                   NONE
Walt Disney Co/The                   STOCK  254687106      144       5,000    SH              SOLE      NONE                   NONE
Time Warner Inc                      STOCK  887317105      186      10,600    SH              SOLE      NONE                   NONE
TJX Cos Inc                          STOCK  872540109      667      27,100    SH              SOLE      NONE                   NONE
Tyco International Ltd               STOCK  902124106      473      14,000    SH              SOLE      NONE                   NONE
United Parcel Service Inc            STOCK  911312106      102       1,400    SH              SOLE      NONE                   NONE
US Bancorp                           STOCK  902973304    1,009      35,000    SH              SOLE      NONE                   NONE
Verizon Communications Inc           STOCK  92343V104    1,136      32,000    SH              SOLE      NONE                   NONE
CBS Corp                             STOCK  925524100       49       1,400    SH              SOLE      NONE                   NONE
Wal-Mart Stores Inc                  STOCK  931142103      646      12,900    SH              SOLE      NONE                   NONE
Walgreen Co                          STOCK  931422109      533      12,000    SH              SOLE      NONE                   NONE
Waste Management Inc                 STOCK  94106L109      173       6,000    SH              SOLE      NONE                   NONE
Wells Fargo & Co                     STOCK  949746101      873      14,600    SH              SOLE      NONE                   NONE
Wendy's International Inc            STOCK  950590109       55       1,400    SH              SOLE      NONE                   NONE
WM Wrigley Jr Co                     STOCK  982526105      105       1,600    SH              SOLE      NONE                   NONE
Wyeth                                STOCK  983024100    1,683      39,900    SH              SOLE      NONE                   NONE